SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible note	$ 8,586,102	$ 16,799,837
Liability classified warrants	24,825	3,303,588
Contingent put option			$ 670,262
Total	10,000,931	20,103,425	670,262
Liability classified warrants	1,414,829	3,303,588
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible note
Contingent put option
Total
Liability classified warrants
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible note
Contingent put option
Total
Liability classified warrants
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of convertible note	8,586,102	16,799,837
Liability classified warrants		3,303,588
Contingent put option			670,262
Total	10,000,931	20,103,425	$ 670,262
Liability classified warrants	$ 1,414,829	$ 3,303,588